Restatement of Previously Issued Financial Statements (Details) - Schedule of basic and diluted loss per common share - As Restated [Member] - USD ($)	3 Months Ended	8 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Net income available to Class A common stockholders:
Interest income	$ 26,000	$ 26,000
Less: Income and franchise taxes	(26,000)	(26,000)
Net income attributable to Class A common stockholders
Net income available to Class B common stockholders:
Net loss (in Dollars per share)	$ (119,000)	$ (121,000)
Add: Change in warrant liability	$ 1,480,000	$ 1,480,000
Less: Costs of warrant issuance		(390,000)
Less: amount attributable to Class A common stockholders
Net (loss) attributable to Class B common stockholders	$ 1,361,000	$ 969,000